FINANCIAL RISK MANAGEMENT - Sensitivity Analysis of the U.S.Dollar (Details) - Currency risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Devalualtion at 5 in US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	5.00%	5.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ 7,142	S/ 47,559
Devalualtion at 10 in US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	10.00%	10.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ 13,635	S/ 90,795
Revaluation In 5 In US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	5.00%	5.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ (7,894)	S/ (52,566)
Revaluation In 10 In US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	10.00%	10.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ (16,665)	S/ (110,972)